Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (2,528)	$ (15,059,450)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of Private Placement Warrants		1,272,500
Change in fair value of warrant liabilities		704,000
Transaction costs incurred in connection with warrants		50,179
Interest earned on marketable securities held in Trust Account		(12,391)
Changes in operating assets and liabilities:
Prepaid expenses		(462,550)
Accounts payable and accrued expenses	2,528	11,699,557
Net cash used in operating activities		(1,808,155)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(207,000,000)
Net cash used in investing activities		(207,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		206,750,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Private Placement Warrants		2,000,000
Proceeds from sale of Unit Purchase Option		6,000
Proceeds from promissory note – related party		500,000
Repayment of promissory note - related party	180,632	(300,000)
Payment of issuance cost	(48,784)	(237,197)
Net cash provided by financing activities	156,848	208,718,803
Net Change in Cash	156,848	(89,352)
Cash – Beginning		156,848
Cash – Ending	156,848	67,496	$ 156,848
Non-cash investing and financing activities:
Offering costs included in accrued offering costs		118,569
Offering costs paid through promissory note	119,368
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Cash Flows from Operating Activities:
Net loss		(112,310,000)	(53,251,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense		5,772,000	1,754,000
Gain on disposal of property and equipment		(5,000)	(15,000)
Stock-based compensation expense		1,991,000	659,000
Non cash interest expense		828,000	588,000
Change in fair value of warrant liability		1,370,000	22,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(920,000)	(1,489,000)
Accounts payable		3,697,000	1,172,000
Accrued expenses and other liabilities		8,181,000	1,904,000
Accrued interest		344,000	(83,000)
Deferred rent		(80,000)	477,000
Deferred revenue		(700,000)	1,663,000
Net cash used in operating activities		(91,832,000)	(46,599,000)
Cash Flows from Investing Activities:
Proceeds from sale of property and equipment		109,000
Purchases of property and equipment		(15,148,000)	(10,047,000)
Net cash used in investing activities		(15,039,000)	(10,047,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Convertible debt		13,500,000	16,775,000
Payment of Convertible Debt issuance costs		0	(134,000)
Proceeds from stock option exercises		143,000	37,000
Proceeds from secured debt, net of issuance costs and security deposits		10,360,000	0
Proceeds from secured term loan, net of issuance costs		24,973,000	0
Proceeds from tenant improvement allowance		0	1,250,000
Principal payments on secured debt and term loan payable		(1,795,000)	0
Principal payments on tenant improvement allowance payable		(161,000)	(304,000)
Principal Payments on Capital Lease Obligations		(632,000)	(632,000)
Payment of deferred offering costs		(2,857,000)	0
Net cash provided by financing activities		43,531,000	125,848,000
Net Change in Cash		(63,340,000)	69,202,000
Cash – Beginning		95,068,000
Cash – Ending	95,068,000	31,446,000	95,068,000
Cash, cash equivalents and restricted cash at beginning of year		95,148,000	25,946,000
Cash, cash equivalents and restricted cash at end of year	$ 95,148,000	31,808,000	95,148,000
SUPPLEMENTAL DISCLOSURE OF CASH-FLOW INFORMATION
Cash paid for interest		867,000	376,000
Non-cash investing and financing activities:
Property and equipment included in accrued expenses and accounts payable		1,216,000	3,562,000
Property and equipment acquired under capital lease		0	934,000
Deferred financing costs in accrued expenses and accounts payable		1,242,000	0
Non-cash debt issuance costs		610,000	0
Series D Redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Cash Flows from Financing Activities:
Payment of issuance cost		0	(186,000)
Proceeds from issuance of Series D Preferred Stock		0	109,042,000
Non-cash investing and financing activities:
Non cash Series D issuance costs		$ 0	$ 357,000